Purchased Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		4 Months Ended	12 Months Ended		8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended		10 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2013 Database and credit files	Apr. 30, 2012 Database and credit files	Dec. 31, 2012 Database and credit files	Apr. 30, 2012 Database and credit files TransUnion Corp-Predecessor	Dec. 31, 2011 Database and credit files TransUnion Corp-Predecessor	Apr. 30, 2012 Internally developed software TransUnion Corp-Predecessor	Dec. 31, 2011 Internally developed software TransUnion Corp-Predecessor	Mar. 31, 2013 Customer relationships	Apr. 30, 2012 Customer relationships	Dec. 31, 2012 Customer relationships	Apr. 30, 2012 Customer relationships TransUnion Corp-Predecessor	Dec. 31, 2011 Customer relationships TransUnion Corp-Predecessor	Mar. 31, 2013 Trademarks, copyrights and patents	Apr. 30, 2012 Trademarks, copyrights and patents	Dec. 31, 2012 Trademarks, copyrights and patents	Apr. 30, 2012 Trademarks, copyrights and patents TransUnion Corp-Predecessor	Dec. 31, 2011 Trademarks, copyrights and patents TransUnion Corp-Predecessor	Apr. 30, 2012 Noncompete and other agreements TransUnion Corp-Predecessor	Dec. 31, 2011 Noncompete and other agreements TransUnion Corp-Predecessor	Dec. 31, 2012 Internal Use Software Minimum	Dec. 31, 2012 Internal Use Software Maximum	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Database and credit files TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Database and credit files TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Internally developed software TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Internally developed software TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Customer relationships TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Customer relationships TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Trademarks, copyrights and patents TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Trademarks, copyrights and patents TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Holding Company, Inc. Noncompete and other agreements TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Holding Company, Inc. Noncompete and other agreements TransUnion Corp-Successor
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase accounting fair value increase adjustments										$ 705.1		$ 261.2					$ 256.1					$ 537.0		$ 3.3
Accumulated amortization				374.6							205.3		148.4					13.8					6.5		0.6				86.6	33.9	0	34.8	0	10.3	0	7.4	0	0.2	0
Amortizable intangibles estimated Useful lives	3 years	40 years					15 years	15 years	15 years					20 years	20 years	20 years			40 years	40 years	40 years					3 years	7 years
Amortization expense for intangible assets			$ 16.8	$ 46.0	$ 42.0	$ 88.3																						$ 88.3